Investments in Joint Ventures 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
KEPCO-Uhde Inc.
Disclosure of joint ventures [line items]
Total assets	₩ 128	₩ 208
Total liabilities	14	11
Sales of Joint Ventures	0	0
Profit (loss) for the period of JointVentures	(84)	(66)
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [line items]
Total assets	75,652	27,073
Total liabilities	0	4
Sales of Joint Ventures	0	0
Profit (loss) for the period of JointVentures	23,905	12,080
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Total assets	2,586	1,960
Total liabilities	77	38
Sales of Joint Ventures	2,821	2,689
Profit (loss) for the period of JointVentures	2,002	1,953
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Total assets	65,240	59,885
Total liabilities	14	77
Sales of Joint Ventures	0	0
Profit (loss) for the period of JointVentures	0	0
ASM-BG Investicii AD
Disclosure of joint ventures [line items]
Total assets	74,977	80,261
Total liabilities	37,593	43,861
Sales of Joint Ventures	13,161	13,355
Profit (loss) for the period of JointVentures	5,365	5,150
RES Technology AD
Disclosure of joint ventures [line items]
Total assets	63,495	67,232
Total liabilities	30,090	35,372
Sales of Joint Ventures	8,142	8,381
Profit (loss) for the period of JointVentures	2,220	2,102
KV Holdings, Inc.
Disclosure of joint ventures [line items]
Total assets	6,318	6,013
Total liabilities	1	0
Sales of Joint Ventures	10	27
Profit (loss) for the period of JointVentures	2,405	1,449
KEPCO SPC Power Corporation
Disclosure of joint ventures [line items]
Total assets	290,981	289,271
Total liabilities	26,381	21,102
Sales of Joint Ventures	181,443	184,481
Profit (loss) for the period of JointVentures	49,499	66,311
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	75,268	69,668
Total liabilities	58,680	53,343
Sales of Joint Ventures	9,666	7,157
Profit (loss) for the period of JointVentures	(1,547)	(4,295)
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	827,213	747,990
Total liabilities	315,746	276,796
Sales of Joint Ventures	120,989	119,955
Profit (loss) for the period of JointVentures	24,398	39,439
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	198,437	182,342
Total liabilities	87,895	76,018
Sales of Joint Ventures	29,094	26,378
Profit (loss) for the period of JointVentures	3,905	2,914
Rabigh Electricity Company
Disclosure of joint ventures [line items]
Total assets	2,410,335	2,294,880
Total liabilities	1,910,203	1,898,701
Sales of Joint Ventures	266,822	293,722
Profit (loss) for the period of JointVentures	34,268	94,927
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [line items]
Total assets	29,107	28,666
Total liabilities	18,930	19,133
Sales of Joint Ventures	32,079	26,268
Profit (loss) for the period of JointVentures	9,808	7,318
Jamaica Public Service Company Limited
Disclosure of joint ventures [line items]
Total assets	2,174,800	1,664,412
Total liabilities	1,469,297	1,027,418
Sales of Joint Ventures	1,113,943	1,042,422
Profit (loss) for the period of JointVentures	41,277	35,916
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	42,033	44,571
Total liabilities	6,678	19,354
Sales of Joint Ventures	32,938	19,762
Profit (loss) for the period of JointVentures	12,335	7,262
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	37,016	39,266
Total liabilities	13,653	17,754
Sales of Joint Ventures	7,918	7,296
Profit (loss) for the period of JointVentures	3,261	2,652
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	2,443	2,319
Total liabilities	385	435
Sales of Joint Ventures	6,355	4,105
Profit (loss) for the period of JointVentures	76	(96)
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	13,747	14,801
Total liabilities	3,113	4,816
Sales of Joint Ventures	2,637	2,298
Profit (loss) for the period of JointVentures	466	144
Amman Asia Electric Power Company
Disclosure of joint ventures [line items]
Total assets	731,745	725,101
Total liabilities	433,946	456,346
Sales of Joint Ventures	17,753	20,586
Profit (loss) for the period of JointVentures	30,815	33,608
KAPES, Inc.
Disclosure of joint ventures [line items]
Total assets	92,790	127,418
Total liabilities	59,099	95,322
Sales of Joint Ventures	87,775	167,201
Profit (loss) for the period of JointVentures	1,571	10,908
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	33,623	36,237
Total liabilities	19,800	22,945
Sales of Joint Ventures	5,395	4,433
Profit (loss) for the period of JointVentures	531	(220)
Jeongam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets		89,829
Total liabilities		78,279
Sales of Joint Ventures		9,757
Profit (loss) for the period of JointVentures		412
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	24,068	24,162
Total liabilities	5,397	5,674
Sales of Joint Ventures	11,259	9,435
Profit (loss) for the period of JointVentures	709	1,538
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	610,650	605,493
Total liabilities	523,223	512,642
Sales of Joint Ventures	327,534	222,066
Profit (loss) for the period of JointVentures	(5,451)	(24,597)
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	82,439	90,758
Total liabilities	64,290	69,967
Sales of Joint Ventures	8,411	11,232
Profit (loss) for the period of JointVentures	(2,302)	572
Nghi Son 2 Power LLC
Disclosure of joint ventures [line items]
Total assets	2,982,805	2,207,764
Total liabilities	3,020,684	2,474,324
Sales of Joint Ventures	548,027	819,706
Profit (loss) for the period of JointVentures	84,276	108,832
Kelar S.A
Disclosure of joint ventures [line items]
Total assets	655,236	598,901
Total liabilities	526,063	492,838
Sales of Joint Ventures	84,504	93,375
Profit (loss) for the period of JointVentures	3,641	16,863
PT. Tanjung Power Indonesia
Disclosure of joint ventures [line items]
Total assets	713,715	645,152
Total liabilities	580,727	550,687
Sales of Joint Ventures	89,491	90,255
Profit (loss) for the period of JointVentures	14,511	20,487
Incheon New Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	3,240	3,439
Total liabilities	2,606	2,914
Sales of Joint Ventures	2,336	1,519
Profit (loss) for the period of JointVentures	109	(670)
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	219,414	227,539
Total liabilities	171,682	176,457
Sales of Joint Ventures	41,555	33,677
Profit (loss) for the period of JointVentures	(3,434)	(8,734)
Daehan Wind Power PSC
Disclosure of joint ventures [line items]
Total assets	137,388	98,544
Total liabilities	127,080	106,254
Sales of Joint Ventures	6,794	0
Profit (loss) for the period of JointVentures	7,581	(765)
Barakah One Company
Disclosure of joint ventures [line items]
Total assets	29,707,801	24,693,571
Total liabilities	29,951,656	24,924,087
Sales of Joint Ventures	253,653	0
Profit (loss) for the period of JointVentures	4,011	(4,520)
Nawah Energy Company
Disclosure of joint ventures [line items]
Total assets	155,191	139,286
Total liabilities	153,559	137,788
Sales of Joint Ventures	0	0
Profit (loss) for the period of JointVentures	0	12
Momentum
Disclosure of joint ventures [line items]
Total assets	7,546	10,772
Total liabilities	6,442	9,076
Sales of Joint Ventures	34,527	31,161
Profit (loss) for the period of JointVentures	1,105	1,122
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	541,304	549,034
Total liabilities	459,536	469,126
Sales of Joint Ventures	295,645	221,382
Profit (loss) for the period of JointVentures	1,796	290
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	239,701	249,999
Total liabilities	202,410	213,556
Sales of Joint Ventures	25,892	26,535
Profit (loss) for the period of JointVentures	958	1,690
Chester Solar IV SpA
Disclosure of joint ventures [line items]
Total assets	11,966	14,232
Total liabilities	12,144	11,990
Sales of Joint Ventures	1,344	1,688
Profit (loss) for the period of JointVentures	(2,060)	485
Chester Solar V SpA
Disclosure of joint ventures [line items]
Total assets	4,034	4,674
Total liabilities	4,256	4,313
Sales of Joint Ventures	440	588
Profit (loss) for the period of JointVentures	(601)	150
Diego de Almagro Solar SpA
Disclosure of joint ventures [line items]
Total assets	15,155	17,916
Total liabilities	14,572	14,808
Sales of Joint Ventures	1,615	1,824
Profit (loss) for the period of JointVentures	(2,103)	535
South Jamaica Power Company Limited
Disclosure of joint ventures [line items]
Total assets	474,664	405,804
Total liabilities	287,852	246,310
Sales of Joint Ventures	224,159	209,596
Profit (loss) for the period of JointVentures	5,743	12,208
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	264,618	275,911
Total liabilities	203,921	211,476
Sales of Joint Ventures	88,147	62,286
Profit (loss) for the period of JointVentures	(3,310)	15,346
RE Holiday Holdings LLC
Disclosure of joint ventures [line items]
Total assets	335,130	320,908
Total liabilities	188,796	183,290
Sales of Joint Ventures	19,724	19,659
Profit (loss) for the period of JointVentures	10,897	13,247
RE Pioneer Holdings LLC
Disclosure of joint ventures [line items]
Total assets	220,390	236,565
Total liabilities	126,361	137,287
Sales of Joint Ventures	12,925	12,410
Profit (loss) for the period of JointVentures	9,307	8,821
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [line items]
Total assets	201,629	194,643
Total liabilities	87,291	87,171
Sales of Joint Ventures	10,575	10,679
Profit (loss) for the period of JointVentures	(541)	(722)
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [line items]
Total assets	12,294	10,733
Total liabilities	298	274
Sales of Joint Ventures	889	664
Profit (loss) for the period of JointVentures	799	541
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [line items]
Total assets	4,328	3,776
Total liabilities	89	82
Sales of Joint Ventures	345	266
Profit (loss) for the period of JointVentures	315	223
Laurel SpA
Disclosure of joint ventures [line items]
Total assets	10,566	13,529
Total liabilities	10,350	11,496
Sales of Joint Ventures	1,159	1,704
Profit (loss) for the period of JointVentures	(1,425)	702
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [line items]
Total assets	30,809	33,930
Total liabilities	1,573	618
Sales of Joint Ventures	0	0
Profit (loss) for the period of JointVentures	(916)	(191)
Chile Solar JV SpA
Disclosure of joint ventures [line items]
Total assets	68,445	74,776
Total liabilities	3,531	5,011
Sales of Joint Ventures	3,060	4,390
Profit (loss) for the period of JointVentures	1,408	1,476
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets		142,731
Total liabilities		114,487
Sales of Joint Ventures		10,587
Profit (loss) for the period of JointVentures		2,411
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	57,047	55,460
Total liabilities	43,106	43,771
Sales of Joint Ventures	7,929	7,411
Profit (loss) for the period of JointVentures	2,309	2,039
Chester Solar I SpA
Disclosure of joint ventures [line items]
Total assets	12,965	12,795
Total liabilities	11,043	9,713
Sales of Joint Ventures	1,065	1,111
Profit (loss) for the period of JointVentures	(1,146)	824
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [line items]
Total assets	117,324	97,947
Total liabilities	46,759	47,098
Sales of Joint Ventures	19,418	23,182
Profit (loss) for the period of JointVentures	11,782	15,249
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	35,323	34,363
Total liabilities	5,771	4,180
Sales of Joint Ventures	0	0
Profit (loss) for the period of JointVentures	(631)	(532)
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	74,683	64,341
Total liabilities	67,696	56,264
Sales of Joint Ventures	0	0
Profit (loss) for the period of JointVentures	(1,186)	(1,206)
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	81,477	63,940
Total liabilities	74,724	56,371
Sales of Joint Ventures	0	0
Profit (loss) for the period of JointVentures	(1,325)	(645)
DE Energia SpA
Disclosure of joint ventures [line items]
Total assets	49,201	48,327
Total liabilities	59,587	54,934
Sales of Joint Ventures	5,219	3,789
Profit (loss) for the period of JointVentures	(2,954)	(21,087)
Dangjin Eco Power Co., Ltd. (newly)
Disclosure of joint ventures [line items]
Total assets	98,010	97,834
Total liabilities	22,223	23,769
Sales of Joint Ventures	4,139	3,953
Profit (loss) for the period of JointVentures	805	565
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	23,038	19,041
Total liabilities	16,750	12,786
Sales of Joint Ventures	1,799	1,188
Profit (loss) for the period of JointVentures	45	286
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	53,586	20,917
Total liabilities	31,291	33
Sales of Joint Ventures	0	0
Profit (loss) for the period of JointVentures	(965)	(572)
Horus Solar S.A. De C.V.
Disclosure of joint ventures [line items]
Total assets	192,650	181,432
Total liabilities	177,514	182,674
Sales of Joint Ventures	8,392	0
Profit (loss) for the period of JointVentures	16,664	(13,285)
Recursos Solares PV De Mexico II, S.S. De C.V.
Disclosure of joint ventures [line items]
Total assets	153,855	81,257
Total liabilities	138,033	71,295
Sales of Joint Ventures	0	0
Profit (loss) for the period of JointVentures	4,842	243
Sunmex Renovables, S.A. De C.V.
Disclosure of joint ventures [line items]
Total assets	90,956	7,781
Total liabilities	80,218	6,204
Sales of Joint Ventures	0	0
Profit (loss) for the period of JointVentures	(333)	(309)
Stavro Holding II AB
Disclosure of joint ventures [line items]
Total assets	88,220	46,394
Total liabilities	87	9
Sales of Joint Ventures	0	0
Profit (loss) for the period of JointVentures	(276)	(782)
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	367,915	349,855
Total liabilities	345,987	327,865
Sales of Joint Ventures	41,684	43,782
Profit (loss) for the period of JointVentures	4,170	7,443
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	324,132	312,960
Total liabilities	292,213	285,231
Sales of Joint Ventures	37,301	17,347
Profit (loss) for the period of JointVentures	4,930	(3,324)
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	69,213	59,597
Total liabilities	54,331	45,877
Sales of Joint Ventures	3,918	0
Profit (loss) for the period of JointVentures	1,162	243
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [line items]
Total assets	404,458	31,538
Total liabilities	338,635	9,293
Sales of Joint Ventures	228	0
Profit (loss) for the period of JointVentures	(2,589)	(894)
Sam-Yang Photovoltaic Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	50,837	55,345
Total liabilities	40,647	44,049
Sales of Joint Ventures	7,376	2,769
Profit (loss) for the period of JointVentures	150	592
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [line items]
Total assets	70,910	73,573
Total liabilities	38	39
Sales of Joint Ventures	3,428	1,770
Profit (loss) for the period of JointVentures	6,468	8,989
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [line items]
Total assets	18,121	17,932
Total liabilities	23	11
Sales of Joint Ventures	333	6
Profit (loss) for the period of JointVentures	288	478
PT Barito Wahana Tenaga
Disclosure of joint ventures [line items]
Total assets	266,584	205,894
Total liabilities	39	0
Sales of Joint Ventures	0	0
Profit (loss) for the period of JointVentures	25,839	28,631
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	357,248	341,478
Total liabilities	338,763	335,736
Sales of Joint Ventures	77,640	78,387
Profit (loss) for the period of JointVentures	12,743	5,995
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	222,885	152,003
Total liabilities	249,415	159,805
Sales of Joint Ventures	7,044	7,056
Profit (loss) for the period of JointVentures	(21,392)	(28,043)
Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)
Disclosure of joint ventures [line items]
Total assets	452,509	441,875
Total liabilities	504,351	496,355
Sales of Joint Ventures	143,870	93,832
Profit (loss) for the period of JointVentures	409	30,269
OneEnergy Asia Limited
Disclosure of joint ventures [line items]
Total assets	136,247	78,005
Total liabilities	777	150
Sales of Joint Ventures	0	0
Profit (loss) for the period of JointVentures	(2,844)	(578)
KAS Investment I LLC
Disclosure of joint ventures [line items]
Total assets	52,681	78,410
Total liabilities	1,583	0
Sales of Joint Ventures	(19,390)	0
Profit (loss) for the period of JointVentures	(23,007)	0
KAS Investment II LLC
Disclosure of joint ventures [line items]
Total assets	52,476	78,096
Total liabilities	1,581	0
Sales of Joint Ventures	(19,311)	0
Profit (loss) for the period of JointVentures	(21,801)	0
Energyco LLC
Disclosure of joint ventures [line items]
Total assets	59,662	3,425
Total liabilities	57,227	563
Sales of Joint Ventures	168	0
Profit (loss) for the period of JointVentures	(2,514)	(2,856)
CAES, LLC
Disclosure of joint ventures [line items]
Total assets	43,089	40,840
Total liabilities	0	0
Sales of Joint Ventures	0	0
Profit (loss) for the period of JointVentures	(923)	(1,656)
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Total assets	73,978	9,708
Total liabilities	59,832	0
Sales of Joint Ventures	1,120	0
Profit (loss) for the period of JointVentures	(972)	0
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	19,085	15,283
Total liabilities	17,937	14,499
Sales of Joint Ventures	1,879	19
Profit (loss) for the period of JointVentures	566	(485)
Bitsolar Energy Co., Ltd.,
Disclosure of joint ventures [line items]
Total assets	80,307	144,758
Total liabilities	85,340	149,561
Sales of Joint Ventures	8,298	0
Profit (loss) for the period of JointVentures	(1,105)	₩ (6,116)
Guadalupe Solar SpA
Disclosure of joint ventures [line items]
Total assets	8,774
Total liabilities	7,839
Sales of Joint Ventures	12
Profit (loss) for the period of JointVentures	(1,119)
Omisan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	128,724
Total liabilities	103,802
Sales of Joint Ventures	0
Profit (loss) for the period of JointVentures	(320)
Foresight Iberian Solar Group Holding, S.L.
Disclosure of joint ventures [line items]
Total assets	90,610
Total liabilities	79,519
Sales of Joint Ventures	168
Profit (loss) for the period of JointVentures	(603)
Yeongwol Eco Wind Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	43,784
Total liabilities	39,066
Sales of Joint Ventures	0
Profit (loss) for the period of JointVentures	421
Gurae Resident Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	6,932
Total liabilities	5,734
Sales of Joint Ventures	0
Profit (loss) for the period of JointVentures	42
Cheongju Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	138,657
Total liabilities	120,485
Sales of Joint Ventures	6,454
Profit (loss) for the period of JointVentures	(1,708)
Enel X Midland Photovoltaic, LLC
Disclosure of joint ventures [line items]
Total assets	9,053
Total liabilities	611
Sales of Joint Ventures	122
Profit (loss) for the period of JointVentures	(31)
Geumsungsan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	66,862
Total liabilities	47,906
Sales of Joint Ventures	0
Profit (loss) for the period of JointVentures	(2,146)
KEPCO KPS Carabao Corp.
Disclosure of joint ventures [line items]
Total assets	3,482
Total liabilities	2,516
Sales of Joint Ventures	5,309
Profit (loss) for the period of JointVentures	733
Prime Swedish Holding AB
Disclosure of joint ventures [line items]
Total assets	34,257
Total liabilities	20
Sales of Joint Ventures	0
Profit (loss) for the period of JointVentures	(5)
Goheung New Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	55,145
Total liabilities	32,125
Sales of Joint Ventures	0
Profit (loss) for the period of JointVentures	(2,711)
Gunsan Land Solar Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	86,654
Total liabilities	60,996
Sales of Joint Ventures	432
Profit (loss) for the period of JointVentures	432
Capman Lynx SCA, SICAR
Disclosure of joint ventures [line items]
Total assets	113,658
Total liabilities	93,706
Sales of Joint Ventures	0
Profit (loss) for the period of JointVentures	0
International Offshore Power Transmission Holding Company Limited
Disclosure of joint ventures [line items]
Total assets	5
Total liabilities	0
Sales of Joint Ventures	0
Profit (loss) for the period of JointVentures	0
Pulau Indah O&M Sdn. Bhd.
Disclosure of joint ventures [line items]
Total assets	0
Total liabilities	0
Sales of Joint Ventures	0
Profit (loss) for the period of JointVentures	₩ 0